Notes payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets Sold under Agreements to Repurchase [Line Items]
Total notes payable	$ 421,596	$ 1,405,254
Loans 1 [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Total notes payable	11,187	20,210
Loans 2 [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Total notes payable		600,000
Loans 3 [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Total notes payable	$ 410,409	$ 785,044